Offerings - Offering: 1	Jul. 07, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.086 per share, that may be issued under the Reliance Global Group, Inc. 2025 Equity and Incentive Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.675
Maximum Aggregate Offering Price	$ 3,350,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 512.89
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.086 per share, of the Registrant (the “Common Stock”) that may become issuable under the Reliance Global Group, Inc. 2025 Equity and Incentive Plan (the “2025 Plan”) as a result of any stock dividend, stock split, recapitalization or other similar transaction which results in an increase in the number of shares of the Registrant’s outstanding Common Stock.This Registration Statement covers 2,000,000 shares of the Registrant’s Common Stock, which are issuable pursuant to the 2025 Plan.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(h) and 457(c) under the Securities Act, based upon the average of the high and low prices of the Common Stock, as reported on the Nasdaq Stock Market on July 3, 2025 which date is within five business days prior to the filing of this registration statement.